REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING	12 Months Ended
Dec. 31, 2017
Auditor's remuneration [abstract]
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING

NOTE 5 — REMUNERATION TO AUDITORS APPOINTED AT THE PARENT

COMPANY'S ANNUAL GENERAL MEETING

USDm	2017	2016	2015
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	0.4	0.4	0.2
Audit of the Company's subsidiaries pursuant to legislation	0.2	0.1	0.1
Total audit fees	0.6	0.5	0.3

Non-audit fees
Audit related services	0.4	0.6	1.1
Tax services	-	0.3	0.5
Other services	-	0.1	0.2
Total non-audit fees	0.4	1.0	1.8

Total	1.0	1.5	2.1

Under SEC regulations, the remuneration of the auditor of USD 1.0m (2016: USD 1.5m, 2015: USD 2.1m) is required to be presented as follows: Audit USD 0.6m (2016: USD 0.5m, 2015: USD 0.3m), other audit-related USD 0.4m (2016: USD 0.6m, 2015: USD 1.1m), tax USD 0.0m (2016: USD 0.3m, 2015: USD 0.5m) and all other fees USD 0.0m (2016: USD 0.1m, 2015: USD 0.2).

Our Audit Committee pre-approves all audit, audit-related and non-audit services not prohibited by law to be performed by our independent auditors and associated fees prior to the engagement of the independent auditor with respect to such services.